Acquisition of Sri Sai Cable and Broadband Private Limited (Tables)	12 Months Ended
Mar. 31, 2024
Acquisition of Sri Sai Cable and Broadband Private Limited [Abstract]
Schedule of the Purchase Costs Paid Under the Terms of the Executed Agreements	The purchase costs paid under the terms of the executed agreements.
Calculation of Goodwill upon Acquisition	(USD)
Consideration transferred	$2,500,000
Add: Non-controlling interest – 49%	1,768,961
Less: Sri Sai Net Assets	3,610,124
Goodwill	$658,837

Schedule of Business Combination

With this acquisition, the Group expects to increase its market share in India in Media and Internet Services market. Details of the business combination are as follows:

		(In Us $)
Amount settled in cash		$2,500,000
Proportionate value of Non-controlling interest in Sri Sai		1,768,961
Total		4,268,961

Recognized amounts of identifiable net assets:
Property and equipment	7,428,382
Intangible assets	339,493
Deposits	837,605
Non-current loans and advances	344,818
Trade and other receivables	2,260,797
Cash and cash equivalents	432,138
Deferred tax assets	1,283,882
Other current assets	(295,216)
Borrowings	(11,788)
Other liabilities	(65,115)
Trade and other payables	(8,944,872)
Net identifiable assets and liabilities		3,610,124
Goodwill		$658,837

Schedule of Changes in Goodwill	This goodwill has been allocated to the Group’s wholesale segment and is not expected to be deductible for tax purposes.
Changes in Goodwill (Gross Carrying Amount)	(USD)
Balance at 31 March 2022	$—
Acquired through business combination	658,837
Net exchange differences	73,945
Balance at 31 March 2023	$732,782
Acquired through business combination	—
Net exchange differences	(10,174)
Balance at 31 March 2024	$722,608